Consolidated Balance Sheets - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash, cash equivalents and restricted cash (including amounts of the consolidated VIEs of RMB1, 265,876,948 and RMB1,510,686,015 as of December 31, 2022 and 2023, respectively)	¥ 2,001,602,420	¥ 1,772,184,145
Loans principal, interest and financing service fee receivables (including amounts of the consolidated VIEs of RMB8,911,163,298 and RMB9,132,462,231 as of December 31, 2022 and 2023, respectively)	9,815,753,828	9,456,802,188
Allowance for credit losses (including amounts of the consolidated VIEs of RMB729,743,207 and RMB717,331,910 as of December 31, 2022 and 2023, respectively)	781,795,096	763,996,187
Net loans principal, interest and financing service fee receivables (including amounts of the consolidated VIEs of RMB8,181,420,091 and RMB8,415,130,321 as of December 31, 2022 and 2023, respectively)	9,033,958,732	8,692,806,001
Loans held-for-sale (including amounts of the consolidated VIEs of RMB1,122,309,299 and RMB1,296,708,106 as of December 31, 2022 and 2023, respectively)	2,471,413,744	1,844,438,134
Investment securities (including amounts of the consolidated VIEs of RMB205,711,749 and RMB21,545,271 as of December 31, 2022 and 2023, respectively)	413,908,211	518,644,561
Property and equipment	8,158,950	2,284,262
Intangible assets and goodwill	3,014,944	3,487,733
Deferred tax assets (including amounts of the consolidated VIEs of Nil and RMB384,801 as of December 31, 2022 and 2023, respectively)	92,224,714	76,904,707
Deposits (including amounts of the consolidated VIEs of RMB137,661,130 and RMB156,815,888 as of December 31, 2022 and 2023, respectively)	163,113,726	145,093,301
Right-of-use assets (including amounts of the consolidated VIEs of RMB309,531 and RMB63,450 as of December 31, 2022 and 2023, respectively)	27,827,938	29,777,357
Guaranteed assets (including amounts of the consolidated VIEs of RMB716,129,457 and RMB684,293,725 as of December 31, 2022 and 2023, respectively)	875,031,026	726,410,799
Other assets (including amounts of the consolidated VIEs of RMB19,878,136 and RMB55,748,802 as of December 31, 2022 and 2023, respectively)	1,274,091,419	669,888,900
Total assets	16,364,345,824	14,481,919,900
Liabilities and shareholders’ equity
Borrowings under agreements to repurchase (including amounts of the consolidated VIEs of Nil and RMB85,331,820 as of December 31, 2022 and 2023, respectively)	686,581,454	112,642,010
Other borrowings (including amounts of the consolidated VIEs of RMB7,727,559,337 and RMB8,146,494,548 as of December 31, 2022 and 2023, respectively)	8,243,615,381	7,727,559,337
Accrued employee benefits (including amounts of the consolidated VIEs of RMB61,602 and RMB22,782 as of December 31, 2022 and 2023, respectively)	25,662,995	31,644,590
Income taxes payable (including amounts of the consolidated VIEs of RMB902,734 and RMB1,030,049 as of December 31, 2022 and 2023, respectively)	181,031,767	186,901,268
Deferred tax liabilities (including amounts of the consolidated VIEs of RMB15,863 and Nil as of December 31, 2022 and 2023, respectively)	72,578,615	73,752,022
Lease liabilities (including amounts of the consolidated VIEs of RMB246,081 and Nil as of December 31, 2022 and 2023, respectively)	26,073,473	28,583,475
Credit risk mitigation position	1,589,183,564	1,354,653,070
Other liabilities (including amounts of the consolidated VIEs of RMB144,061,166 and RMB232,873,758 as of December 31, 2022 and 2023, respectively)	1,530,691,852	1,028,470,668
Total liabilities	12,355,419,101	10,544,206,440
Ordinary shares (USD0.0001 par value; 3,800,000,000 shares authorized; 1,559,576,960 shares issued and 1,371,643,240 shares outstanding as of December 31, 2022 and December 31, 2023, respectively)	916,743	916,743
Treasury stock	(118,322,545)	(87,631,475)
Additional paid-in capital	1,031,720,864	1,024,203,515
Retained earnings	3,103,956,542	2,958,716,295
Accumulated other comprehensive losses	(9,344,881)	(10,211,997)
Total equity attributable to owners of the Company	4,008,926,723	3,885,993,081
Non-controlling interests		51,720,379
Total shareholders’ equity	4,008,926,723	3,937,713,460
Total liabilities and shareholders’ equity	¥ 16,364,345,824	¥ 14,481,919,900